Share-Based Compensation (Details Textual)	6 Months Ended			12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended				6 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Dec. 31, 2011 Commitment agreement [Member] USD ($)	Sep. 30, 2010 Commitment agreement [Member]	Jun. 30, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Jun. 30, 2012 Stock Warrant [Member] USD ($)	Dec. 31, 2011 Stock Warrant [Member] USD ($)	Dec. 31, 2010 Stock Warrant [Member] USD ($)	Jun. 30, 2012 Steven Girgenti [Member] USD ($)	Dec. 31, 2011 Steven Girgenti [Member] USD ($)	Sep. 30, 2011 Dr Oscar Bronsther [Member] USD ($)	Jun. 30, 2012 Dr Oscar Bronsther [Member] USD ($)	Jun. 30, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Mar. 31, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Dec. 31, 2011 Alvaro Pascuale - Leone [Member] USD ($)	Jun. 30, 2012 Jason Barton [Member] USD ($)	Dec. 31, 2011 Jason Barton [Member] USD ($)	Jun. 30, 2012 Jose Romano [Member] USD ($)	Dec. 31, 2011 Jose Romano [Member] USD ($)	Mar. 31, 2011 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 Mr. Jerrald Ginder [Member]	Jun. 30, 2012 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 Mr. Jerrald Ginder [Member] USD ($)	Dec. 31, 2011 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2012 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2011 GreenBridge Capital Partners [Member] USD ($)	Dec. 31, 2011 GreenBridge Capital Partners [Member] USD ($)	Jun. 30, 2012 Josef Zihl [Member] USD ($)	Jun. 30, 2012 Brunella Jacs, LLC [Member] USD ($)	Mar. 31, 2010 Joe Simone [Member] USD ($)	Dec. 31, 2011 Joe Simone [Member] USD ($)	Sep. 30, 2011 Joe Simone [Member] USD ($)	Dec. 31, 2011 Market media connect [Member] USD ($)	Dec. 31, 2010 Market media connect [Member]	Sep. 30, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Jun. 30, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Dec. 31, 2011 Burnham Hill Advisors, LLC. [Member] USD ($)	Jul. 31, 2011 Millenium Capital Corporation [Member] USD ($)	Jul. 31, 2011 Mccombie Group [Member] USD ($)	May 31, 2010 Stock Option Plan [Member]	Feb. 29, 2008 Stock Option Plan [Member]	Jun. 30, 2012 Stock Option Plan [Member] USD ($)	Jun. 30, 2011 Stock Option Plan [Member] USD ($)	Dec. 31, 2011 Stock Option Plan [Member] USD ($)	Jun. 30, 2012 Stock Option Plan [Member] Stock Warrant [Member]	Dec. 31, 2011 Stock Option Plan [Member] Stock Warrant [Member]	Feb. 29, 2008 Stock Option Plan [Member] Chief Executive Officer [Member] USD ($)	Feb. 29, 2008 Stock Option Plan [Member] President [Member] USD ($)	Sep. 30, 2010 Non Employee Stock Compensation [Member] USD ($)	Feb. 28, 2010 Non Employee Stock Compensation [Member]	Jun. 30, 2012 Non Employee Stock Compensation [Member] USD ($)	Dec. 31, 2011 Non Employee Stock Compensation [Member] USD ($)	Feb. 10, 2010 Non Employee Stock Compensation [Member]	Feb. 28, 2010 Non Employee Stock Compensation [Member] Consulting agreement [Member] USD ($)
Share Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted																																																More than 10
Exercise price of options granted																																																Not less than 110% of the fair market value of the common stock on the grant date
Option expired period determined by the board of directors																																																Not extend more than 10 years from the grant date
Outstanding voting stock expire from grant date																																																5 years
Share-based payment award, award vesting period																																																3 years
Number of Shares Granted													148,176,421	90,191,077																																								500,000	500,000
Percentage of number of shares covered by plan																																																10.00%
Share-based compensation arrangements, options, grants in period, weighted average exercise price													$ 0.025	$ 0.015																																								$ 0.135	$ 0.135
Percentage of options vested on first anniversary																																																33.333%
Percentage of options vested on second anniversary																																																33.333%
Percentage of options vested on third anniversary																																																33.333%
Share-based compensation arrangement, expiration date																																																Feb. 12, 2018
Cancelled or expired																																															166,667
Share based compensation	$ 204,755		$ (1,164,400)	$ 1,755,661	$ (342,864)		$ 336,114								$ 20,000	$ 20,000		$ 20,000	$ 21,875			$ 21,875		$ 21,875				$ 109,570				$ 2,906	$ 116,250	$ 113,344	$ 21,875	$ 30,000		$ 17,071		$ 3,063				$ 22,250					$ 0	$ 29,796	$ 29,796							$ 20,397	$ 179,095
Weighted-average remaining contractual life of outstanding options																																																	5 years 7 months 6 days		7 years 10 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																																																				2 years 5 months 4 days	2 years 11 months 4 days
Common stock purchased by the related party								50,627,407									400,000																								500,000				2,300,000																39,063,670
Common Stock Fair Value Of Company	$ 0.0125		$ 0.0125														$ 0.03																							$ 0.07					$ 0.03											$ 0.0175					$ 0.0125
Additional warrants required to issue																																																												39,063,670
Per share price of additional shares																																																													$ 0.0125
Aggregate funding amount																																																													3,000,000
Convertible per share price of common stock																																																													No less than $0.0125
Estimated fair value of warrants																	7,335																												28,735																658,651
Validity of warrants								5 years																																	3 years																			5 years
Common Stock, shares issued	870,083,225	870,083,225		807,205,445	724,488,929	2,222,222									444,444	793,489	96,620	444,444	277,780	138,890	182,467	277,780	138,890	277,780	138,890						15,500,000		15,500,000	5,166,667	138,890	1,333,333	750,000		510,000							428,571
Common stock, value	87,008			80,721	72,449	50,000									10,000	20,000	2,174	10,000	6,250	3,125	6,250	6,250	3,125	6,250	3,125						348,750		348,750		3,125	30,000	9,375		15,300							15,000
Term of consultancy agreement																										1 year				1 year	1 year			1 year			1 year				1 year				3 years												2 years
Monthly payment made in consulting agreement																										60,000				60,000
Option excercised to repurchase common stock in May 2012																																	10,333,333
Restricted shares issued																											20,666,667		20,666,667	18,000,000													1,000,000
Restricted shares value	287,000	184,768																								360,000			420,000	360,000												22,500	22,500
Total unrecognized compensation costs related to warrant and stock awards and non-vested options				365,373																																																						0
Repurchase of common shares, total purchase price																										60,000
Repurchase of common shares, shares																											2,666,667
Aggregate compensation recognized in respect of Consulting Agreement																														$ 310,430
Total unrecognized compensation costs, weighted average period for recognition				4 months 9 days